Schedule Options Outstanding and Exercisable (Parenthetical) (Detail) (Officer, Restricted Stock)	Jun. 30, 2014
Officer | Restricted Stock
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding stock	34,512